November 23, 2022

BNY MELLON FUNDS TRUST

-BNY Mellon International Equity Income Fund

Supplement to Current Prospectus

The following information supersedes and replaces the information in the second paragraph in the section "Fund Summary – BNY Mellon International Equity Income Fund – Portfolio Management" in the prospectus:

Peter D. Goslin, CFA is the fund's primary portfolio manager. Mr. Goslin has been primary portfolio manager of the fund since July 2015. Mr. Goslin is a portfolio manager at Newton Investment Management North America, LLC.

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The following chart replaces the information related to BNY Mellon International Equity Income Fund in the chart in the section "Fund Details – Management – Portfolio Managers" in the prospectus:

Name of Fund	Primary Portfolio Manager(s)
BNY Mellon International Equity Income Fund	Peter D. Goslin

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The information for Tao Wang in the section "Fund Details – Management – Biographical Information" in the prospectus is removed in its entirety.

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